General and Administrative (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Depreciation	$ 10,127	$ 11,183
General and Administrative expenses	14,240	14,420
General and Administrative
Salaries	6,204	6,668
Depreciation	291	306
Office expenses	7,745	7,446
General and Administrative expenses	$ 14,240	$ 14,420